CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 43,407	$ 5,913
Accounts receivable, less allowances of $245 and $102, respectively	25,311	14,295
Prepaid expenses and other current assets	2,503	1,395
Total current assets	71,221	21,603
COMPUTERS, FURNITURE AND EQUIPMENT-NET	3,334	1,795
OTHER ASSETS:
Intangible assets-net	28,800	15,785
Goodwill	36,266	17,636
Security deposits and other non-current assets	1,241	1,925
TOTAL ASSETS	140,862	58,744
CURRENT LIABILITIES:
Accounts payable	6,605	3,303
Accrued expenses	7,061	3,364
Deferred revenue-current portion	9,051	8,304
Notes payable-current portion	7,904	6,345
Other current liabilities	1,079
Total current liabilities	31,700	21,316
OTHER LIABILITIES:
Deferred rent and other non-current liabilities	1,659	3,099
Deferred revenue-less current portion	2,624	1,788
Notes payable-less current portion	8,290	11,777
Warrants for redeemable convertible preferred stock		1,345
Total liabilities	44,273	39,325
REDEEMABLE CONVERTIBLE PREFERRED STOCK par value $0.0001 per share-66,441,184 and 0 authorized as of December 31, 2010 and 2011, respectively; 65,055,472 and 0 shares issued and outstanding as of December 31, 2010 and 2011, respectively; liquidation preference of $47,339 and $0 as of December 31, 2010 and 2011, respectively		61,441
COMMITMENT AND CONTINGENCIES (NOTE 14)
STOCKHOLDERS' (DEFICIT) EQUITY:
Series A convertible preferred stock, par value $0.0001 per share-3,780,000 and 5,000,000 shares authorized as of December 31, 2010 and 2011, respectively; 1,928,479 and 0 shares issued and outstanding as of December 31, 2010 and 2011, respectively; liquidation preference of $482 and $0 as of December 31, 2010 and 2011, respectively		366
Common stock, par value $0.0001 per share-120,400,000 and 150,000,000 shares authorized as of December 31, 2010 and 2011, respectively; 4,647,731 and 33,152,592 shares issued and outstanding as of December 31, 2010 and 2011, respectively	3
Additional paid-in capital	142,905	7,317
Warrants for common stock	10,610	2,022
Less: notes receivable for purchase of common stock	(93)	(93)
Accumulated deficit	(56,795)	(51,635)
Accumulated other comprehensive income (loss)	(41)	1
Total stockholders' (deficit) equity	96,589	(42,022)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 140,862	$ 58,744